Warrant liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Warrant Liabilities [Abstract]
Warrant Liabilities

14.      Warrant liabilities

As of December 30, 2009, the Company completed a private placement of 2,489,370 shares of common stock and five-year warrants to purchase up to 1,244,368 shares of common stock (“First Batch Warrants”) at an exercise price of $3.81 per share for gross proceeds of $6,322,952 which includes related issuance expenses of $1,016,290.  In accordance with FASB ASC 815, these warrants are not considered indexed to the Company’s own stock and should be classified as financial derivative liabilities at fair value for each reporting period.  However, the Company considered the amount to be immaterial to the financial statements for the year ended December 31, 2009 as the fair value of First Batch Warrants was $1,294,142 as of December 31, 2009, thus, the net proceeds were allocated to First Batch Warrants resulting in the entire amount recorded as equity.

Upon the completion of a private placement as of February 1, 2010, of which five-year warrants to purchase up to 514,933 shares of common stock (“Second Batch Warrants”) were issued to investors and should be classified as financial derivative liabilities at fair value for each reporting period in accordance with FASB ASC 815, the Company determined that the aggregate fair value of warrants issued as of February 1, 2010 was material to the financial statements for the three months ended March 31, 2010.  Accordingly, a reallocation was made for the fair value of First Batch Warrants as of December 31, 2009 amounting to $1,294,142 from the Company’s equity to warrant liabilities as of February 1, 2010.  For the Second Batch Warrants, part of the net proceeds amounting to $561,277, representing the fair value as of February 1, 2010, was allocated to warrant liabilities at initial recognition.

The fair value of the warrants was calculated using the binomial model.  The assumptions that were used to calculate fair value of First Batch Warrants and Second Batch Warrants, as of September 30, 2012, are as follows:

●	Expected volatility of 34.73% and 35.15%, respectively
●	Expected dividend yield of 0%
●	Risk-free interest rate of 0.269% and 0.275%, respectively
●	Expected lives of 2.25 years and 2.34 years for First Batch Warrants and Second Batch Warrants, respectively
●	Exercise price of $3.81 per share

As of September 30, 2012, the fair value of warrant liabilities was $120 and the corresponding gain on the change in fair value of warrant liabilities of $190,871 was recognized in the Company’s statement of operations for the nine months ended September 30, 2012.

Warrants issued and outstanding, all of which are exercisable at September 30, 2012, are summarized as follows:

Number of shares

First Batch Warrants	1,244,368
Second Batch Warrants	514,933

1,759,301

18.	Warrant liabilities

As of December 30, 2009, the Company completed a private placement of 2,489,370 shares of common stock and five-year warrants to purchase up to 1,244,368 shares of common stock (“First Batch Warrants”). The stock was purchased at an exercise price of $3.81 per share for gross proceeds of $6,322,952, which includes issuance expenses of $1,016,290. In accordance with FASB ASC 815, these warrants are not considered indexed to the Company’s own stock and should be classified as financial derivative liabilities at fair value for each reporting period.  For the year ended December 31, 2009, the fair value of First Batch Warrants was $1,294,142 and the Company considered the amount to be immaterial to the financial statements. Thus, the net proceeds were allocated to First Batch Warrants resulting in the entire amount recorded as equity.

Upon the completion of a private placement as of February 1, 2010, five-year warrants to purchase up to 514,933 shares of common stock (“Second Batch Warrants”) were issued to investors and classified as financial derivative liabilities at fair value for each reporting period in accordance with FASB ASC 815. The Company determined that the aggregate fair value of warrants issued as of February 1, 2010 was material to the financial statements for the year ended December 31, 2010.  Accordingly, a reallocation was made for the fair value of First Batch Warrants as of December 31, 2009 amounting to $1,294,142 from the Company’s equity to warrant liabilities as of February 1, 2010.  For the Second Batch Warrants, part of the net proceeds amounting to $561,277, representing the fair value as of February 1, 2010, were allocated to warrant liabilities at initial recognition.

The fair value of the warrants was calculated using the binomial model. The assumptions used to calculate fair value of First Batch Warrants and Second Batch Warrants as of December 31, 2011 are as follows:

1.	Expected volatility of 38.33% and 38.66% for First Batch Warrants and Second Batch Warrants, respectively.
2.	Expected dividend yield of 0%.
3.	Risk-free interest rate of 0.406% and 0.426% for First Batch Warrants and Second Batch Warrants, respectively.
4.	Expected lives of 3 years and 3.09 years for First Batch Warrants and Second Batch Warrants, respectively.
5.	Exercise price of $3.81 per share.

As of December 31, 2011, the fair value of warrant liabilities was $190,991 and the corresponding gain on the change in fair value of warrant liabilities of $1,082,202 was recognized in the Company’s statement of operations for the year ended December 31, 2011.

Warrants issued and outstanding, all of which are exercisable at December 31, 2011, are summarized as follows:

Number of shares

First Batch Warrants	1,244,368
Second Batch Warrants	514,933

1,759,301